Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible debt instruments
Disclosure of transactions between related parties [line items]
Prepaid rent and deposit for a leased property from a related party	$ 0	$ 0	$ 7